Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Income Statement [Abstract]
General and administrative expenses	$ 1,235,728	$ 2,492,441
General and administrative expenses - related party	60,000	140,000
Total operating expenses	(1,295,728)	(2,632,441)
Other income (expenses):
Loss upon issuance of private placement warrants		(8,689)
Change in fair value of derivative warrant liabilities	12,545,230	(3,531,550)
Offering costs - derivative warrant liabilities		(605,594)
Net gain from investments held in Trust Account	4,924	19,739
Net income (loss)	$ 11,254,426	$ (6,758,535)
Weighted average shares outstanding of Class A ordinary shares (in Shares)	38,259,457	28,153,778
Basic and diluted net income (loss) per share, Class A ordinary shares (in Dollars per share)	$ 0.24	$ (0.18)
Weighted average shares outstanding of Class B ordinary shares (in Shares)	9,564,864	9,294,304
Basic and diluted net income (loss) per share, Class B ordinary shares (in Dollars per share)	$ 0.24	$ (0.18)